Other Accounts Receivable - Schedule of Other Accounts Receivable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Advances to suppliers	S/ 81,719	S/ 149,464
Income tax on-account payments	91,353	125,176
VAT credit	79,076	81,732
Guarantee deposits	(15,137)	(15,580)
Other accounts receivable	588,451	765,445
Other accounts receivable	588,451	765,445
Non-current
Advances to suppliers	64,817	255,181
Income tax on-account payments		2,607
VAT credit	26,162	30,680
Other long-term accounts receivable	302,957	470,852
Gross carrying amount [member]
Current
Advances to suppliers	81,719	149,464
Income tax on-account payments	91,353	125,176
VAT credit	79,076	81,732
Guarantee deposits	167,769	113,429
Taxes receivable	20,246	66,083
Restricted funds	39,394	61,993
Rental and sale of equipment	34,768	27,970
Accounts receivable from personnel	3,479	8,868
Other minors	16,059	19,018
Other accounts receivable	613,285	766,843
Other accounts receivable	613,285	766,843
Non-current
Advances to suppliers	64,817	255,181
Income tax on-account payments		2,607
VAT credit	26,162	30,680
Guarantee deposits	12,241
Claims to third parties		11,808
Taxes receivable	25,644	33,428
Restricted funds	28,578	44,770
Rental and sale of equipment	0	0
Accounts receivable from personnel	0	0
Other minors	7,778	9,196
Other long-term accounts receivable	302,957	470,852
Gross carrying amount [member] | Petroleos Del Peru S. A. Petroperu S.A. [member]
Current
Claims to third parties	11,953	3,619
Non-current
Claims to third parties	63,797	53,918
Gross carrying amount [member] | Consorcio Constructor Ductos del Sur [member]
Non-current
Claims to third parties	52,114	29,264
Gross carrying amount [member] | Consorcio Panorama [member]
Current
Claims to third parties	5,306
Non-current
Claims to third parties	21,826
Gross carrying amount [member] | Others [member]
Current
Claims to third parties	62,163	109,491
Accumulated impairment [member]
Current
Other accounts receivable	(24,834)	(1,398)
Other accounts receivable	S/ (24,834)	S/ (1,398)